Document And Entity Information	12 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Registrant Name	Octagon XAI CLO Income Fund
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0002000645
Document Period End Date	Sep. 30, 2024